PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS
Schedule of prepayments, receivables and other assets

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Current:
Advances to suppliers	618,694	574,170
Deposits paid to real estate developers (i)	530,308	222,604
Prepaid rental and other deposits	1,243,443	1,625,026
Staff advances	68,035	65,253
Receivables from escrow account	34,118	6,676
Interests receivable	11,035	14,664
VAT‑input deductible	660,104	707,416
Prepaid income tax	108,972	177,560
Inventories	127,558	304,208
Capitalized costs of obtaining contracts	155,636	338,811
Others	499,940	630,588
Total	4,057,843	4,666,976

Non‑current:
Deferred tax asset (Note 18)	856,958	1,113,692
VAT-input deductible	169,879	192,991
Prepayment for land use right (ii)	—	154,575
Others	5,414	11,783
Total	1,032,251	1,473,041
(i)	Deposits paid to real estate developers

(ii)	Prepayment for land use right